TYPE>			13F-HR
<PERIOD>		12/31/07
<FILER>
CIK			0001034646
CCC			nyjrdm@8
</FILER>
<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE			212-317-0200
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED December 31, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.)[ ] is a restatement.
				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	126 East 56 Street
		Suite 1510
		New York, NY 10022

13F File Number:  28-6218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Nancy J. O. Luburich
Title:  Chief Compliance Officer
Phone:  212-317-0200
Signature, Place, and Date of Signing:
Nancy J. O. Luburich, New York, NY, February 14, 2008


Report type (Check only one):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:


Form 13 F Information Table Value Total: $141,017,628




				Form 13 F information Table
				      Title of 		      Value	Shares/	Sh/	Put/	Invstmt	Other	   Voting Authority
Name of Issuer				Class	CUSIP	    (x$1000)	PRN AMT	PRN	Call	Dscretn	Mngrs	Sole  Shared   None

Accenture, Ltd.				COM	G1150G111	1775 	49275 	SH		SOLE		49275 	0	0
Aircastle Limited			COM	G0129K104	 453 	17200 	SH		SOLE		17200 	0	0
AllianceBernstein Holding LP	UNIT LTD PTNR	01881G106	1857 	24675 	SH		SOLE		24675 	0	0
Aluminum Corporation of China 	     SPON ADR	022276109	 522 	10300 	SH		SOLE		10300 	0	0
American Express Corp			COM	025816109	1689 	32460 	SH		SOLE		32460 	0	0
American Science & Engineering		COM	029429107	 216 	 3800 	SH		SOLE		 3800 	0	0
Apple Computer, Inc.			COM	037833100	2342 	11825 	SH		SOLE		11825 	0	0
AT&T Inc.				COM	00206R102	2811 	67635 	SH		SOLE		67635 	0	0
Automatic Data Processing, Inc		COM	053015103	1564 	35115 	SH		SOLE		35115 	0	0
B&G Foods, Inc.				COM	05508R205	 564 	31600 	SH		SOLE		31600 	0	0
Barclays PLC ADR			ADR	06738E204	 696 	17250 	SH		SOLE		17250 	0	0
Barr Laboratories, Inc.			COM	068306109	1756 	33062 	SH		SOLE		33062 	0	0
Boston Properties, Inc.			COM	101121101	 415 	 4525 	SH		SOLE		 4525 	0	0
Bristol-Myers Squibb Co.		COM	110122108	1613 	60805 	SH		SOLE		60805 	0	0
Bristow Group 5.50% Conv. Pfd.		PFD CV	110394400	 320 	 4500 	SH		SOLE		 4500 	0	0
C.R. Bard, Inc.				COM	067383109	1498 	15800 	SH		SOLE		15800 	0	0
Cadbury Schweppes PLC			ADR	127209302	1846 	37400 	SH		SOLE		37400 	0	0
Canetic Resources Trust			COM	137513107	 638 	47500 	SH		SOLE		47500 	0	0
Chesapeake Energy Corp. 4.50% 		PFD CV	165167842	 292 	 2650 	SH		SOLE		 2650 	0	0
Chesapeake Energy Corporation		COM	165167107	1513 	38600 	SH		SOLE		38600 	0	0
ChevronTexaco Corporation		COM	166764100	2793 	29925 	SH		SOLE		29925 	0	0
Chipotle Mexican Grill, Inc.		CL B	169656204	1349 	10960 	SH		SOLE		10960 	0	0
Cisco Systems Inc.			COM	17275R102	1843 	68100 	SH		SOLE		68100 	0	0
CitiGroup				COM	172967101	1050 	35650 	SH		SOLE		35650 	0	0
Costco Wholesale Corporation		COM	22160K105	1925 	27600 	SH		SOLE		27600 	0	0
Covidien, Ltd.				COM	G2552X108	1923 	43425 	SH		SOLE		43425 	0	0
CVS/Caremark Corporation		COM	126650100	1870 	47050 	SH		SOLE		47050 	0	0
Devon Energy Corporation		COM	25179M103	1569 	17650 	SH		SOLE		17650 	0	0
Diageo PLC ADR			      SPON ADR	25243Q205	1139 	13275 	SH		SOLE		13275 	0	0
Diamond Offshore Drilling, Inc		COM	25271C102	 653 	 4600 	SH		SOLE		 4600 	0	0
Diana Shipping, Inc.			COM	Y2066G104	 425 	13500 	SH		SOLE		13500 	0	0
Disney (Walt) Co.			COM	254687106	1888 	58500 	SH		SOLE		58500 	0	0
Dominion Resources Inc.			COM	25746U109	 902 	19000 	SH		SOLE		19000 	0	0
Dow Chemical Company			COM	260543103	 710 	18000 	SH		SOLE		18000 	0	0
Eagle Bulk Shipping, Inc.		COM	Y2187A101	 646 	24350 	SH		SOLE		24350 	0	0
Eli Lilly & Co.				COM	532457108	3828 	71697 	SH		SOLE		71697 	0	0
Energy Select Sector SPDR Fund	   SBI INT FINL	81369Y506	 476 	 5995 	SH		SOLE		 5995 	0	0
ENI S.p.A.			     SPON ADR	26874R108	 473 	 6525 	SH		SOLE		 6525 	0	0
Enterprise Products Partners L		COM	293792107	 720 	22600 	SH		SOLE		22600 	0	0
Exxon Mobil Corporation			COM	30231G102	2077 	22174 	SH		SOLE		22174 	0	0
First Energy Corp.			COM	337932107	1071 	14800 	SH		SOLE		14800 	0	0
Fluor Corporation			COM	343412102	1746 	11985 	SH		SOLE		11985 	0	0
Fortress Investment Group, LLC		CL A	34958B106	 234 	15000 	SH		SOLE		15000 	0	0
Freeport-McMoRan Copper & Gold	     PFD CONV	35671D782	 287 	 1900 	SH		SOLE		 1900 	0	0
General Electric Co.			COM	369604103	2489 	67150 	SH		SOLE		67150 	0	0
Goldman Sachs Group, Inc.		COM	38141G104	1921 	 8935 	SH		SOLE		 8935 	0	0
Hartford Financial Services Gr		COM	416515104	 399 	 4575 	SH		SOLE		 4575 	0	0
Health Care REIT, Inc.			COM	42217K106	 402 	 9000 	SH		SOLE		 9000 	0	0
HSBC Holdings			      SPON ADR	404280406	 900 	10750 	SH		SOLE		10750 	0	0
Inergy, L.P.			 UNIT LTD PTNR	456615103	 467 	15000 	SH		SOLE		15000 	0	0
Intel Corp.				COM	458140100	1940 	72775 	SH		SOLE		72775 	0	0
iShares MSCI EAFE Index Fund	 MSCI EAFE IDX	464287465      21202 	270086 	SH		SOLE	       270086 	0	0
iShares MSCI Emerging Markets 	MSCI EMERG MKT	464287234	5055 	33630 	SH		SOLE		33630 	0	0
iShares MSCI Japan Index	   MSCI JAPAN	464286848	 802 	60365 	SH		SOLE		60365 	0	0
iShares Russell Midcap Growth 	RUSSELL MICP GR	464287481	 786 	 6900 	SH		SOLE		 6900 	0	0
iShares Russell Midcap Index F	RUSSELL MIDCAP	464287499	4797 	46333 	SH		SOLE		46333 	0	0
iShares S&P SmallCap 600 Index	S&P SMLCAP 600	464287804	 983 	15114 	SH		SOLE		15114 	0	0
iSHR Nasdaq Biotechnology Inde	NASDQ BIO INDX	464287556	1316 	16205 	SH		SOLE		16205 	0	0
J.P. Morgan Chase & Co.			COM	46625H100	1758 	40265 	SH		SOLE		40265 	0	0
Kinder Morgan Management, LLC		SHS	49455U100	1092 	20622 	SH		SOLE		20622 	0	0
Kraft Foods, Inc.			CL A	50075N104	1791 	54900 	SH		SOLE		54900 	0	0
K-Sea Transportation Partners,		COM	48268Y101	 664 	18500 	SH		SOLE		18500 	0	0
L-3 Communications Holdings, I		COM	502424104	1764 	16650 	SH		SOLE		16650 	0	0
Macerich Company			COM	554382101	 464 	 6525 	SH		SOLE		 6525 	0	0
Macquarie Infrastructure Compa	 MEMBERSHIP INT	55608B105	 207 	 5100 	SH		SOLE		 5100 	0	0
Magellan Midstream Partners L.		COM	559080106	 607 	14000 	SH		SOLE		14000 	0	0
McDonald's Corp.			COM	580135101	1868 	31714 	SH		SOLE		31714 	0	0
MeadWestvaco Corporation		COM	583334107	 563 	18000 	SH		SOLE		18000 	0	0
Medtronic Inc.				COM	585055106	 256 	 5095 	SH		SOLE		 5095 	0	0
Merck & Co.				COM	589331107	 800 	13765 	SH		SOLE		13765 	0	0
Microsoft Corp.				COM	594918104	1735 	48740 	SH		SOLE		48740 	0	0
Nam Tai Electronics, Inc.		COM PAR	629865205	 310 	27500 	SH		SOLE		27500 	0	0
Nasdaq Stock Market, Inc.		COM	631103108	2286 	46195 	SH		SOLE		46195 	0	0
Nice Systems, Ltd.		     SPON ADR	653656108	 257 	 7500 	SH		SOLE		 7500 	0	0
Nokia Corporation		     SPON ADR	654902204	1529 	39835 	SH		SOLE		39835 	0	0
Nucor Corporation			COM	670346105	 604 	10200 	SH		SOLE		10200 	0	0
Och-Ziff Capital Management Gr		CL A	67551U105	 250 	 9500 	SH		SOLE		 9500 	0	0
Oil Service Holders Trust	    DEPO RCPT	678002106	2023 	10700 	SH		SOLE		10700 	0	0
Penn Virginia Resource Partner		COM	707884102	 344 	14000 	SH		SOLE		14000 	0	0
Penn West Energy Trust		      TR UNIT	707885109	 532 	20480 	SH		SOLE		20480 	0	0
Pepsico, Inc.				COM	713448108	1850 	24375 	SH		SOLE		24375 	0	0
Plum Creek Timber Company Inc.		COM	729251108	 760 	16500 	SH		SOLE		16500 	0	0
PPG Industries, Inc.			COM	693506107	 702 	10000 	SH		SOLE		10000 	0	0
Rayonier Inc.				COM	754907103	 893 	18900 	SH		SOLE		18900 	0	0
Royal Bank of Scotland Group P	     SPON ADR	780097788	 188 	10500 	SH		SOLE		10500 	0	0
S&P MidCap 400 Index SPDR	   UNIT SER 1	595635103	 988 	 6369 	SH		SOLE		 6369 	0	0
Sasol Limited			     SPON ADR	803866300	1327 	26825 	SH		SOLE		26825 	0	0
Schering-Plough Corp. 6.00% MC	 PFD CONV MAN07	806605705	 279 	 1150 	SH		SOLE		 1150 	0	0
Schlumberger Ltd.			COM	806857108	1889 	19200 	SH		SOLE		19200 	0	0
Seagate Technology			SHS	G7945J104	1803 	70725 	SH		SOLE		70725 	0	0
Southern Peru Copper Corporati		COM	84265V105	 794 	 7550 	SH		SOLE		 7550 	0	0
Taiwan Semiconductor Manufactu	     SPON ADR	874039100	 190 	19088 	SH		SOLE		19088 	0	0
Telecom Corp of New Zealand	     SPON ADR	879278208	 732 	44088 	SH		SOLE		44088 	0	0
United Technologies Corp.		COM	913017109	1799 	23500 	SH		SOLE		23500 	0	0
Verizon Communications			COM	92343V104	2810 	64321 	SH		SOLE		64321 	0	0
Vodafone Group plc		     SPON ADR	92857W209	 675 	18080 	SH		SOLE		18080 	0	0
Vulcan Materials Company		COM	929160109	 571 	 7225 	SH		SOLE		 7225 	0	0
Waste Management, Inc.			COM	94106L109	1628 	49835 	SH		SOLE		49835 	0	0